Expenses by Nature - Summary of Expenses by Nature (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Expenses by nature [abstract]
Employee compensation		₨ 533,477			₨ 549,301		₨ 537,644
Sub-contracting and technical fees		100,148			103,030		115,247
Cost of hardware and software		3,170			4,116		6,627
Travel		14,095			15,102		14,445
Facility expenses		16,067			14,556		13,492
Software license expense for internal use		19,338			18,378		18,717
Depreciation, amortization and impairment	[1]	29,579			34,071		33,402
Communication		3,842			4,878		5,911
Legal and professional fees		11,270			9,559		13,288
Rates, taxes and insurance		5,804			5,993		5,905
Marketing and brand building		3,591			3,555		2,951
Lifetime expected credit loss/ (write-back)		324			640		(604)
(Gain)/loss on sale of property, plant and equipment, net		(606)	[2]	$ (7)	(2,072)	[2]	(89)	[2]
Miscellaneous expenses	[3]	(454)			737		2,806
Total cost of revenues, selling and marketing expenses and general and administrative expenses		₨ 739,645			₨ 761,844		₨ 769,742

[1]	Depreciation, amortization, and impairment includes an impairment charge on intangible assets amounting to ₹ 1,816, ₹ 1,701 and ₹ 1,155, for the years ended March 31, 2023, 2024 and 2025, respectively (Refer to Note 6).(
[2]	Gain)/loss on sale of property, plant and equipment, net for the years ended March 31, 2024 and 2025, includes gain on sale of immovable properties of ₹ (2,357) and gain on relinquishment of the lease hold rights of land, and transfer of building along with other assets of ₹ (885), respectively.
[3]	Miscellaneous expenses are net of reversals of contingent consideration ₹ 1,300 and ₹ 169 for the years ended March 31, 2024 and 2025, respectively (Refer to Note 19). Miscellaneous expenses are net of insurance claim received of ₹ 1,805 during the year ended March 31, 2025.